FVIT N-Q PE 1/31/12

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust
Statement of Investments, January 31, 2012 (unaudited) (continued)
Total Investments (Cost $130,911,261) 100.9%	146,905,703
Other Assets, less Liabilities (0.9)%	(1,352,520)
Net Assets 100.0%	$145,553,183

aNon-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2012 (unaudited)

Franklin MicroCap Value Fund	Shares	Value
Common Stocks 95.1%
Automobiles & Components 1.1%
Spartan Motors Inc.	620,000	$3,763,400

Banks 5.1%
Bar Harbor Bankshares	156,768	4,732,826
[a]Citizens Community Bancorp Inc.	143,700	826,275
First Defiance Financial Corp.	235,000	3,637,800
LCNB Corp.	48,700	617,273
Midsouth Bancorp Inc.	225,000	2,936,250
Penseco Financial Services Corp.	20,675	788,234
Southern Missouri Bancorp Inc.	70,000	1,590,750
[a]WSB Holdings Inc.	192,460	538,888
WSFS Financial Corp.	65,919	2,564,908
		18,233,204
Capital Goods 19.5%
Alamo Group Inc.	255,900	7,446,690
Burnham Holdings Inc., A	219,000	3,066,000
CIRCOR International Inc.	74,000	2,805,340
Ducommun Inc.	243,000	3,511,350
[b]Espey Manufacturing & Electronics Corp.	118,399	2,823,816
[a]Gibraltar Industries Inc.	356,099	5,580,071
Griffon Corp.	120,000	1,196,400
[b]Hardinge Inc.	1,050,000	11,161,500
[a,b]Hurco Cos. Inc.	379,000	8,933,030
Insteel Industries Inc.	119,723	1,532,455
[a]Layne Christensen Co.	51,945	1,206,682
[a]Lydall Inc.	517,000	4,870,140
Miller Industries Inc.	355,000	5,790,050
[a]Northwest Pipe Co.	185,500	4,231,255
[a,c]Smith Investment Co. LLC	44,600	243,962
[a]Sparton Corp.	484,371	4,146,216
[a]Tecumseh Products Co., A	153,000	768,060
[a]Tecumseh Products Co., B	12,799	62,267
		69,375,284
Commercial & Professional Services 5.6%
[a]A. T. Cross Co., A	588,800	5,840,896
Ecology and Environment Inc., A	144,000	2,456,640
Healthcare Services Group Inc.	560,900	10,483,221
Kelly Services Inc., A	60,100	971,216
		19,751,973
Consumer Durables & Apparel 7.0%
Bassett Furniture Industries Inc.	122,100	980,463
Callaway Golf Co.	150,000	1,005,000
[a,b]Cobra Electronics Corp.	535,312	2,505,260
[a,b]Delta Apparel Inc.	743,700	11,378,610
[a]The Dixie Group Inc.	530,000	1,897,400
Flexsteel Industries Inc.	239,895	3,404,110
Movado Group Inc.	140,500	2,586,605
[a]P & F Industries Inc., A	89,700	348,036
[a]Rocky Brands Inc.	27,800	308,580
[a,b]Tandy Brands Accessories Inc.	486,000	505,440
		24,919,504
Consumer Services 1.8%
[b]Frisch's Restaurants Inc.	300,000	6,300,000

Diversified Financials 1.5%
Kohlberg Capital Corp.	779,416	5,448,118

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2012 (unaudited) (continued)

Energy 4.6%
[a]Natural Gas Services Group Inc.	243,500	3,357,865
[a]PHI Inc.	17,600	422,576
[a]PHI Inc., non-voting	470,499	12,402,354
		16,182,795
Food & Staples Retailing 2.6%
Village Super Market Inc., A	291,253	9,247,283

Food, Beverage & Tobacco 12.4%
Griffin Land & Nurseries Inc.	144,400	3,854,036
[a,b]John B. Sanfilippo & Son Inc.	600,000	5,922,000
[a]Omega Protein Corp.	730,000	6,285,300
[a]Seneca Foods Corp., A	553,500	16,012,755
[a]Seneca Foods Corp., B	121,500	3,484,620
[a]Smithfield Foods Inc.	378,000	8,440,740
		43,999,451
Insurance 8.0%
[a,b]ACMAT Corp., A	392,800	9,584,320
Baldwin & Lyons Inc., B	283,000	6,209,020
[a]Global Indemnity PLC, A	108,584	2,181,452
[a]Hallmark Financial Services Inc.	120,000	834,000
Presidential Life Corp.	700,000	7,805,000
Safety Insurance Group Inc.	39,000	1,634,490
		28,248,282
Materials 8.7%
[a,b]American Pacific Corp.	781,900	6,200,467
Central Steel and Wire Co.	6,905	4,695,400
[a,b]Continental Materials Corp.	129,700	1,553,806
[a]Intertape Polymer Group Inc. (Canada)	900,000	3,473,795
[a]Mercer International Inc.	303,030	2,478,785
The Monarch Cement Co.	56,244	1,588,893
[a]RTI International Metals Inc.	173,300	4,361,961
[a]Universal Stainless & Alloy Products Inc.	167,400	6,650,802
		31,003,909
Real Estate 1.4%
[a]Arbor Realty Trust Inc.	340,000	1,441,600
[a]Bresler & Reiner Inc.	205,000	137,350
[a,c]LandCo Real Estate LLC, Liquidating Trust	94,800	341,280
[a,b]Origen Financial Inc.	2,400,000	3,192,000
		5,112,230
Retailing 6.6%
Brown Shoe Co. Inc.	253,000	2,390,850
[a]The Coast Distribution System Inc.	61,800	147,393
[a,b]Duckwall-ALCO Stores Inc.	238,000	1,980,160
Fred's Inc.	420,000	6,195,000
Haverty Furniture Cos. Inc.	466,000	5,815,680
[a]Shoe Carnival Inc.	279,400	7,066,026
		23,595,109
Telecommunication Services 1.2%
Atlantic Tele-Network Inc.	69,236	2,498,727
North State Telecommunications Corp., B	21,757	1,762,317
		4,261,044
Transportation 8.0%
International Shipholding Corp.	359,000	8,167,250
[a,b]P.A.M. Transportation Services Inc.	535,000	5,724,500
Providence and Worcester Railroad Co.	205,000	2,405,675
[a]SAIA Inc.	360,000	5,421,600
[a,b]USA Truck Inc.	700,000	6,601,000
		28,320,025
Total Common Stocks (Cost $250,853,366)		337,761,611

Franklin Value Investors Trust
Statement of Investments, January 31, 2012 (unaudited) (continued)

Short Term Investments (Cost $18,087,317) 5.1%
Money Market Funds 5.1%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	18,087,317	18,087,317
Total Investments (Cost $268,940,683) 100.2%		355,848,928
Other Assets, less Liabilities (0.2)%		(563,155)
Net Assets 100.0%		$355,285,773

aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cSee Note 4 regarding restricted securities.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager

Franklin Value Investors Trust

Statement of Investments, January 31, 2012 (unaudited)

Franklin MidCap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 96.1%
Automobiles & Components 4.2%
Autoliv Inc.	24,700	$1,558,323
Harley-Davidson Inc.	39,400	1,741,086
		3,299,409
Banks 4.2%
Comerica Inc.	25,700	711,119
Hudson City Bancorp Inc.	127,000	854,710
KeyCorp	91,300	709,401
PNC Financial Services Group Inc.	16,927	997,339
		3,272,569
Capital Goods 14.1%
[a]Babcock & Wilcox Co.	79,900	1,985,515
Carlisle Cos. Inc.	20,800	992,784
Dover Corp.	17,400	1,103,334
Eaton Corp.	18,200	892,346
Exelis Inc.	59,400	593,406
[a]Fortune Brands Home & Security Inc.	19,300	358,401
ITT Corp.	29,700	645,678
L-3 Communications Holdings Inc.	13,500	954,990
[a]Owens Corning Inc.	19,400	654,750
Pentair Inc.	2,200	81,004
W.W. Grainger Inc.	6,400	1,220,736
Xylem Inc.	63,100	1,634,921
		11,117,865
Commercial & Professional Services 0.5%
Robert Half International Inc.	12,900	357,201

Consumer Durables & Apparel 1.2%
Hasbro Inc.	26,400	921,624

Consumer Services 1.7%
Hillenbrand Inc.	57,500	1,348,375

Diversified Financials 3.8%
KKR & Co., LP (Units)	109,200	1,526,616
Northern Trust Corp.	36,100	1,487,681
		3,014,297
Energy 10.7%
Ensco PLC, ADR	28,996	1,526,350
Noble Corp.	28,400	989,456
[b]Overseas Shipholding Group Inc.	40,500	514,755
Peabody Energy Corp.	30,200	1,029,518
[a]Rowan Cos. Inc.	41,800	1,421,618
Teekay Corp. (Canada)	19,100	523,722
Tidewater Inc.	28,700	1,545,495
[a]Unit Corp.	20,000	905,000
		8,455,914
Food, Beverage & Tobacco 7.1%
Beam Inc.	36,000	1,883,160
Bunge Ltd.	9,894	566,629
Corn Products International Inc.	8,000	443,920
[a]Dean Foods Co.	88,900	956,564
McCormick & Co. Inc.	34,200	1,728,468
		5,578,741
Health Care Equipment & Services 4.9%
Hill-Rom Holdings Inc.	45,100	1,488,751
[a]Laboratory Corp. of America Holdings	18,900	1,727,271

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

HSBC Securities (USA) Inc., 0.19%, 2/01/12 (Maturity Value $100,001) Collateralized by U.S. Government Agency Securities, zero cpn. - 7.25%, 2/15/12 - 11/15/30; and U.S. Government Agency Strips, zero cpn., 10/15/12 - 4/15/30 (valued at $102,000)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc.,		
0.17%, 2/01/12 (Maturity Value $109,206) Collateralized by U.S. Government Agency Strips, zero cpn., 11/15/15 - 2/15/41; U.S. Treasury Bonds, 3.125%, 11/51/41; and U.S. Treasury Notes, 3.25%, 6/30/16; (valued at $111,389)	109,205	109,205
0.20%, 2/01/12 (Maturity Value $100,001) Collateralized by U.S. Treasury Notes, 0.25%, 1/15/15 (valued at $102,000)	100,000	100,000
RBS Securities Inc., 0.22%, 2/01/12 (Maturity Value $100,001) Collateralized by U.S. Government Agency Securities, zero cpn. - 8.875%, 2/16/12 - 4/15/30 (valued at $102,001)	100,000	100,000
Total Repurchase Agreements (Cost $536,662)		536,662
Total Investments (Cost $73,686,748) 100.6%		79,183,610
Other Assets, less Liabilities (0.6)%		(489,994)
Net Assets 100.0%		$ 78,693,616

[a]Non-income producing.
[b]A portion or all of the security is on loan at January 31, 2012.
[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
[d]At January 31, 2012, all repurchase agreements had been entered into on that date.
[e]The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2012 (unaudited)

Franklin Small Cap Value Fund	Shares	Value
Common Stocks 95.8%
Aerospace & Defense 1.9%
AAR Corp.	766,000	$16,231,540
[a]Ceradyne Inc.	514,000	17,008,260
		33,239,800
Automobiles & Components 5.5%
Autoliv Inc.	430,000	27,128,700
[a]Drew Industries Inc.	319,000	8,284,430
Gentex Corp.	826,600	22,210,742
Thor Industries Inc.	1,066,000	32,683,560
[a]Winnebago Industries Inc.	560,000	5,118,400
		95,425,832
Banks 2.0%
Chemical Financial Corp.	469,355	10,621,504
Oriental Financial Group Inc.	755,000	8,637,200
Peoples Bancorp Inc.	183,500	2,873,610
TrustCo Bank Corp. NY	2,188,000	12,230,920
		34,363,234
Building Products 4.9%
A.O. Smith Corp.	162,000	6,881,760
American Woodmark Corp.	499,700	7,105,734
Apogee Enterprises Inc.	908,000	12,485,000
[a]Gibraltar Industries Inc.	1,041,500	16,320,305
Simpson Manufacturing Co. Inc.	567,000	18,359,460
Universal Forest Products Inc.	736,000	23,382,720
		84,534,979
Commercial & Professional Services 2.8%
ABM Industries Inc.	799,000	17,338,300
Insperity Inc.	383,200	10,737,264
Mine Safety Appliances Co.	423,200	14,448,048
Schawk Inc.	489,908	6,584,363
		49,107,975
Construction & Engineering 2.2%
EMCOR Group Inc.	398,000	11,474,340
Granite Construction Inc.	972,000	25,884,360
		37,358,700
Consumer Durables & Apparel 3.4%
Brunswick Corp.	635,000	13,550,900
D.R. Horton Inc.	133,200	1,854,144
Ethan Allen Interiors Inc.	223,000	5,262,800
[b]Hooker Furniture Corp.	582,900	7,023,945
[a]La-Z-Boy Inc.	1,397,900	18,424,322
M.D.C. Holdings Inc.	276,300	5,476,266
[a]M/I Homes Inc.	577,900	6,559,165
[a]Maidenform Brands Inc.	72,400	1,448,000
		59,599,542
Consumer Services 2.1%
Hillenbrand Inc.	691,000	16,203,950
Regis Corp.	1,184,000	20,293,760
		36,497,710
Electrical Equipment 3.3%
Brady Corp., A	583,500	18,887,895
[a]EnerSys	30,600	886,788
Franklin Electric Co. Inc.	256,300	12,830,378
[a]General Cable Corp.	132,400	4,085,864
[a]Powell Industries Inc.	274,000	9,483,140

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2012 (unaudited) (continued)

Roper Industries Inc.	115,800	10,814,562
		56,988,627
Energy 12.3%
Arch Coal Inc.	136,000	1,962,480
[a]Atwood Oceanics Inc.	522,000	24,001,560
Bristow Group Inc.	618,800	30,358,328
CONSOL Energy Inc.	91,000	3,252,340
Energen Corp.	284,000	13,680,280
[a]Helix Energy Solutions Group Inc.	1,058,100	17,405,745
[a]Oil States International Inc.	335,000	26,696,150
[c]Overseas Shipholding Group Inc.	475,000	6,037,250
Peabody Energy Corp.	119,000	4,056,710
[a]Rowan Cos. Inc.	827,000	28,126,270
Teekay Corp. (Canada)	295,800	8,110,836
Tidewater Inc.	523,000	28,163,550
[a]Unit Corp.	435,000	19,683,750
		211,535,249
Food & Staples Retailing 0.2%
Casey's General Stores Inc.	85,800	4,370,652

Food, Beverage & Tobacco 1.0%
Lancaster Colony Corp.	247,100	17,170,979

Health Care Equipment & Services 3.1%
Hill-Rom Holdings Inc.	384,000	12,675,840
STERIS Corp.	452,400	13,608,192
Teleflex Inc.	297,000	18,173,430
West Pharmaceutical Services Inc.	205,200	8,306,496
		52,763,958
Industrial Conglomerates 1.3%
Carlisle Cos. Inc.	458,000	21,860,340

Insurance 10.6%
Arthur J. Gallagher & Co.	304,400	10,148,696
Aspen Insurance Holdings Ltd.	644,000	17,104,640
The Hanover Insurance Group Inc.	482,200	17,532,792
HCC Insurance Holdings Inc.	235,300	6,531,928
Montpelier Re Holdings Ltd.	810,000	14,069,700
Old Republic International Corp.	1,820,000	17,981,600
Protective Life Corp.	1,477,000	36,939,770
RLI Corp.	57,813	4,123,223
StanCorp Financial Group Inc.	521,000	20,141,860
Tower Group Inc.	899,700	19,424,523
Validus Holdings Ltd. (Bermuda)	566,111	18,155,180
		182,153,912
Machinery 15.2%
[a]Astec Industries Inc.	412,000	13,933,840
Briggs & Stratton Corp.	765,300	11,946,333
CIRCOR International Inc.	159,309	6,039,404
[a]EnPro Industries Inc.	508,000	17,937,480
Gardner Denver Inc.	300,300	22,402,380
Graco Inc.	329,300	15,141,214
Kaydon Corp.	501,000	17,094,120
Kennametal Inc.	530,000	22,848,300
Lincoln Electric Holdings Inc.	519,900	22,329,705
Mueller Industries Inc.	532,000	23,519,720
Nordson Corp.	284,000	12,876,560
Pentair Inc.	276,526	10,181,687
Timken Co.	128,000	6,250,240
Trinity Industries Inc.	985,000	30,988,100
[a]Wabash National Corp.	1,743,000	15,460,410

Franklin Value Investors Trust

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

BNP Paribas Securities Corp., 0.22%, 2/01/12 (Maturity Value $1,000,006) Collateralized by U.S. Government Agency Securities, zero cpn. - 8.20%, 2/22/12 - 6/11/38; U.S. Government Agency Discount Notes, 3/28/12 - 7/13/12; and U.S. Government Agency Strips, zero cpn., 5/15/22 - 10/08/27 (valued at $1,020,000)	$	1,000,000	1,000,000
Citigroup Global Markets Inc., 0.175%, 2/01/12 (Maturity Value $1,494,616) Collateralized by U.S. Treasury Notes, 0.50% - 4.25%, 7/31/14 - 5/15/20 (valued at $1,524,501)		1,494,609	1,494,609
Credit Suisse Securities (USA) LLC, 0.20%, 2/01/12 (Maturity Value $198,482) Collateralized by U.S. Treasury Notes, 0.50% - 1.875%, 7/15/13 - 4/15/15 (valued at $202,451)		198,481	198,481
HSBC Securities (USA) Inc., 0.19%, 2/01/12 (Maturity Value $1,200,006) Collateralized by U.S. Government Agency Securities, zero cpn. - 7.25%, 2/15/12 - 11/15/30; and U.S. Government Agency Strips, zero cpn., 10/15/12 - 4/15/30 (valued at $1,224,001)		1,200,000	1,200,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.20%, 2/01/12 (Maturity Value $1,200,007) Collateralized by U.S. Treasury Notes, 0.25%, 1/15/15 (valued at $1,224,002)		1,200,000	1,200,000
RBS Securities Inc., 0.22%, 2/01/12 (Maturity Value $1,200,007) Collateralized by U.S. Government Agency Securities, zero cpn. - 8.875%, 2/16/12 - 4/15/30 (valued at $1,224,013)		1,200,000	1,200,000
Total Repurchase Agreements (Cost $6,293,090)			6,293,090
Total Investments (Cost $1,402,066,795) 100.2%			1,728,214,147
Other Assets, less Liabilities (0.2)%			(3,691,230)
Net Assets 100.0%			$ 1,724,522,917

[a] Non-income producing.
[b] See Note 5 regarding holdings of 5% voting securities.
[c] A portion or all of the security is on loan at January 31, 2012.
[d] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
[e] At January 31, 2012, all repurchase agreements had been entered into on that date.
[f] The security is traded on a discount basis with no stated coupon rate.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, (1940 Act) as amended, as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. INCOME TAXES

At January 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin All Cap Value Fund	Franklin Balance Sheet Investment Fund	Franklin Large Cap Value Fund
Cost of investments	$ 21,432,035	$ 1,241,477,331	$ 130,831,241
Unrealized appreciation	$ 4,324,766	$ 610,160,224	$ 32,897,531
Unrealized depreciation	(731,749)	(124,493,766)	(16,823,069)
Net unrealized appreciation (depreciation)	$ 3,593,017	$ 485,666,458	$ 16,074,462

	Franklin MicroCap Value Fund	Franklin MidCap Value Fund	Franklin Small Cap Value Fund
Cost of investments	$ 269,075,278	$ 73,729,988	$ 1,402,122,904
Unrealized appreciation	$ 115,988,319	$ 12,990,082	$ 468,524,055
Unrealized depreciation	(29,214,669)	(7,536,460)	(142,432,812)
Net unrealized appreciation (depreciation)	$ 86,773,650	$ 5,453,622	$ 326,091,243

4. RESTRICTED SECURITIES

At January 31, 2012, the Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
94,800	LandCo Real Estate LLC, Liquidating Trust	9/07/06	$ 181,146	$ 341,280
44,600	Smith Investment Co. LLC	1/20/09	85,377	243,962
	Total Restricted Securities (0.16% of Net Assets)		$ 266,523	$ 585,242

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the three months ended January 31, 2012, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Balance Sheet Investment Fund							
Non-Controlled Affiliates							
KGen Power Corp., 144A	4,200,000	-	200,000	4,000,000	$ 32,900,000	$ -	$ (184,031)
Syms Corp.	1,300,000	-	100,000	1,200,000	12,120,000	-	(526,564)
Tecumseh Products Co., A	798,800	-	30,300	768,500	3,857,870	-	(1,393,081)
Tecumseh Products Co., B	309,428	-	-	309,428	1,505,367	-	-
Total Affiliated Securities (2.97% of Net Assets)					$ 50,383,237	$ -	$ (2,103,676)
Franklin MicroCap Value Fund							
Non-Controlled Affiliates							
ACMAT Corp., A	392,800	-	-	392,800	$ 9,584,320	$ -	$ -
American Pacific Corp.	782,000	-	100	781,900	6,200,467	-	146
Cobra Electronics Corp.	540,000	-	4,688	535,312	2,505,260	-	(23,255)
Continental Materials Corp.	129,700	-	-	129,700	1,553,806	-	-
Delta Apparel Inc.	749,000	-	5,300	743,700	11,378,610	-	80,441
Duckwall-ALCO Stores Inc.	238,000	-	-	238,000	1,980,160	-	-
Espey Manufacturing & Electronics Corp.	122,699	-	4,300	118,399	2,823,816	150,306	66,879
Frisch's Restaurants Inc.	298,500	1,500	-	300,000	6,300,000	48,000	-
Hardinge Inc.	1,050,000	-	-	1,050,000	11,161,500	21,000	-
Hurco Cos. Inc.	379,000	-	-	379,000	8,933,030	-	-
John B. Sanfilippo & Son Inc.	600,000	-	-	600,000	5,922,000	-	-
Origen Financial Inc.	2,473,200	-	73,200	2,400,000	3,192,000	-	11,080
P.A.M. Transportation Services Inc.	535,000	-	-	535,000	5,724,500	-	-
Tandy Brands Accessories Inc.	538,097	-	52,097	486,000	505,440	-	(719,237)
USA Truck Inc.	700,000	-	-	700,000	6,601,000	-	-
Total Affiliated Securities (23.75% of Net Assets)					$ 84,365,909	$ 219,306	$ (583,946)
Franklin Small Cap Value Fund							
Non-Controlled Affiliates							
Hooker Furniture Corp.	582,900	-	-	582,900	$ 7,023,945	$ 58,290	$ -
Total Affiliated Securities (0.41% of Net Assets)					$ 7,023,945	$ 58,290	$ -

6. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Funds' assets carried at fair value:

Level 1	Level 2	Level 3	Total
Franklin All Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 23,482,624	$ -	$ -	$ 23,482,624
Short Term Investments	1,542,428	-	-	1,542,428
Total Investments in Securities	$ 25,025,052	$ -	$ -	$ 25,025,052
Franklin Balance Sheet Investment Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Utilities	$ 180,885,077	$ 32,900,000	$ -	$ 213,785,077
All Other Equity Investments[a]	1,432,918,452	-	-	1,432,918,452
Short Term Investments	55,558,491	24,881,769	-	80,440,260
Total Investments in Securities	$ 1,669,362,020	$ 57,781,769	$ -	$ 1,727,143,789
Franklin Large Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 138,243,308	$ -	$ -	$ 138,243,308
Short Term Investments	8,662,395	-	-	8,662,395
Total Investments in Securities	$ 146,905,703	$ -	$ -	$ 146,905,703
Franklin MicroCap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Capital Goods	$ 69,131,322	$ -	$ 243,962	$ 69,375,284
Real Estate	4,770,950	-	341,280	5,112,230
All Other Equity Investments[a]	263,274,097	-	-	263,274,097
Short Term Investments	18,087,317	-	-	18,087,317
Total Investments in Securities	$ 355,263,686	$ -	$ 585,242	$ 355,848,928
Franklin MidCap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 75,611,785	$ -	$ -	$ 75,611,785
Short Term Investments	3,035,163	536,662	-	3,571,825
Total Investments in Securities	$ 78,646,948	$ 536,662	$ -	$ 79,183,610
Franklin Small Cap Value Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,653,201,653	$ -	$ -	$ 1,653,201,653
Corporate Bonds	-	1,322,298	-	1,322,298
Short Term Investments	67,397,106	6,293,090	-	73,690,196
Total Investments in Securities	$ 1,720,598,759	$ 7,615,388	$ -	$ 1,728,214,147

[a]For detailed categories, see the accompanying Statement of Investments.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Franklin MicroCap Value Fund's fair value for the three months ended January 31, 2012, were as follows:

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into (Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:								
Investments in Securities:								
Equity Investments:								
Capital Goods	$ 595,234	$ (82,589)	$ -	$ -	$ -	$ (268,683)	$ 243,962	$ -
Real Estate	341,280	-	-	-	-	-	341,280	-
Total	$ 936,514	$ (82,589)	$ -	$ -	$ -	$ (268,683)	$ 585,242	$ -

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 28, 2012

FVIT N-Q PE 1/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 28, 2012

By /s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Financial Officer and
Chief Accounting Officer
Date March 28, 2012

FVIT N-Q PE 1/31/12